14. FINANCIAL INSTRUMENTS (Details 9) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	R$ (76,821)	[1]
Probable scenario [member] | 2/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(33,677)	[1]
Probable scenario [member] | 3/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(43,144)	[1]
Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(496,354)
Scenario 2 [member] | 2/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(240,524)
Scenario 2 [member] | 3/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(255,830)
Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(248,177)
Scenario 1 [member] | 2/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	(120,262)
Scenario 1 [member] | 3/2/2021 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for price risks	R$ (127,915)

[1]	The probable scenario was calculated considering the quotation of "Platts" on 1/14/2021 for the maturities of 2/2/2021 and 3/2/2021. Source Bloomberg.